Assets pledged, collateral received and assets transferred - Narrative (Details) - GBP (£) £ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of unconsolidated structured entities [line items]
Loans and advances	£ 182,507	£ 145,259
Asset backed funding programmes
Disclosure of unconsolidated structured entities [line items]
Loans and advances	£ 2,700	£ 3,500